Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Class A, Class T, and Class C
September 28, 2013
Prospectus

Effective the close of business on May 30, 2014, Class A, Class T, and Class C shares of Fidelity Advisor Income Replacement 2018 Fund will no longer be available for purchase except through the reinvestment of dividends and other distributions.

The following information supplements similar information for Fidelity Advisor Income  Replacement 2016 Fund, Fidelity Advisor Income Replacement 2018 Fund, Fidelity Advisor Income Replacement 2020 Fund, Fidelity Advisor Income Replacement 2022 Fund, Fidelity Advisor Income Replacement 2024 Fund, Fidelity Advisor Income Replacement 2026 Fund, Fidelity Advisor Income Replacement 2028 Fund, Fidelity Advisor Income Replacement 2030 Fund, Fidelity Advisor Income Replacement 2032 Fund, Fidelity Advisor Income Replacement 2034 Fund, Fidelity Advisor Income Replacement 2036 Fund, Fidelity Advisor Income Replacement 2038 Fund, Fidelity Advisor Income Replacement 2040 Fund, and Fidelity Advisor Income Replacement 2042 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on pages 5, 9, 13, 17, 21, 25, 29, 33, 37, 41, 45, 49, 53, and 57.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 75.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

In addition, it is expected that the management responsibilities currently assigned to Christopher Sharpe will cease on or before March 31, 2014.

ARW-14-02  May 1, 2014
1.856010.113

Supplement to the
Fidelity Advisor Income Replacement 2016 FundSM, Fidelity Advisor Income Replacement 2018 FundSM, Fidelity Advisor Income Replacement 2020 FundSM, Fidelity Advisor Income Replacement 2022 FundSM, Fidelity Advisor Income Replacement 2024 FundSM, Fidelity Advisor Income Replacement 2026 FundSM, Fidelity Advisor Income Replacement 2028 FundSM, Fidelity Advisor Income Replacement 2030 FundSM, Fidelity Advisor Income Replacement 2032 FundSM, Fidelity Advisor Income Replacement 2034 FundSM, Fidelity Advisor Income Replacement 2036 FundSM, Fidelity Advisor Income Replacement 2038 FundSM, Fidelity Advisor Income Replacement 2040 FundSM, and Fidelity Advisor Income Replacement 2042 FundSM
Institutional Class
September 28, 2013
Prospectus

Effective the close of business on May 30, 2014, Institutional Class shares of Fidelity Advisor Income Replacement 2018 Fund will no longer be available for purchase except through the reinvestment of dividends and other distributions.

The following information supplements similar information for Fidelity Advisor Income Replacement 2016 Fund, Fidelity Advisor Income Replacement 2018 Fund, Fidelity Advisor Income Replacement 2020 Fund, Fidelity Advisor Income Replacement 2022 Fund, Fidelity Advisor Income Replacement 2024 Fund, Fidelity Advisor Income Replacement 2026 Fund, Fidelity Advisor Income Replacement 2028 Fund, Fidelity Advisor Income Replacement 2030 Fund, Fidelity Advisor Income Replacement 2032 Fund, Fidelity Advisor Income Replacement 2034 Fund, Fidelity Advisor Income Replacement 2036 Fund, Fidelity Advisor Income Replacement 2038 Fund, Fidelity Advisor Income Replacement 2040 Fund, and Fidelity Advisor Income Replacement 2042 Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on pages 5, 9, 13, 17, 21, 25, 29, 33, 37, 41, 45, 49, 53, and 57.

Brett Sumsion (co-manager) has managed the fund since January 2014.

The following information supplements the biographical information found in the "Fund Management" section on page 74.

Brett Sumsion is co-manager of each fund, which he has managed since January 2014. He also manages other funds. Prior to joining Fidelity Investments in 2014, Mr. Sumsion worked as a managing director of asset allocation at DuPont Capital Management, Inc. from 2008 to 2013.

In addition, it is expected that the management responsibilities currently assigned to Christopher Sharpe will cease on or before March 31, 2014.

ARWI-14-02  May 1, 2014
1.856011.112